COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 70,851
2018	33,850
2019	8,505
2020	3,873
2021 and thereafter	574
Operating Leases, Future Minimum Payments Due, Total	$ 117,653